Loans receivable, net (Past Due Financing Receivables) (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)
Loans receivable		$ 97,888,522
Total loans receivable, net	$ 12,550		$ 10,636
Financing Receivables 1 To 89 Days Past Due
Loans receivable	1
Financing Receivables, 90 to 179 Days Past Due
Loans receivable			1
Financing Receivables, 180 to 365 Days Past Due
Loans receivable			1
Financing Receivables, Equal to Greater than 365 Days Past Due
Loans receivable			415
Financial Asset, Past Due
Loans receivable	1		417
Financial Asset, Not Past Due
Loans receivable	$ 12,449		$ 10,219